Crypto Assets Held - Schedule of Changes in Crypto Assets Held (Non-Current Assets) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Changes in Crypto Assets Held (Non-Current Assets) [Line Items]
Balance as of beginning		¥ 43
Additions (by business combination)	21
Additions (not by business combination)	458	330
Disposals	(435)	(374)
Balance as of ending	43
Cryptocurrency [Member]
Schedule of Changes in Crypto Assets Held (Non-Current Assets) [Line Items]
Balance as of beginning		24
Additions (by business combination)	21
Additions (not by business combination)	458	330
Disposals	(435)	(354)
Balance as of ending	43
NFT [Member]
Schedule of Changes in Crypto Assets Held (Non-Current Assets) [Line Items]
Balance as of beginning		19
Additions (by business combination)
Additions (not by business combination)
Disposals		(19)
Balance as of ending